Earnings per Share ("EPS") (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Earnings per Share ("EPS") [Abstract]
Net loss	$ (35,536,894)	$ (3,494,070)
Less: Net loss attributable to non-vested share awards	570,474	66,236
Net loss attributable to common shareholders	$ (34,966,420)	$ (3,427,834)
Denominators
Weighted average common shares outstanding, basic and diluted	22,414,824	11,016,733
Net loss per common share:
Net loss per common share, basic and diluted	$ (1.56)	$ (0.31)